Loans and Notes	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Loans and Notes [Abstract]
Loans and notes

Note 10 – Loans and notes

Insurance loan

On February 28, 2023, the Company entered into a loan agreement with First Insurance Funding, a third party (the “Premium Finance Agreement”), pursuant to which First Insurance Funding provided the Company with a short-term loan (“Insurance loan 1”) amounted to $264,563 with interest rate of 5.9% per annum to be due in ten equal monthly instalments of $27,177. As of March 31, 2024, the Insurance loan 1 has been paid in full. In February, 2023, the Company entered into another loan agreement with First Insurance Funding, to obtain a short term loan (“Insurance loan 2”) of $74,078 with interest rate of 9.5% to be due in ten equal monthly instalments of $6,573. As of March 31, 2024, the remaining balance of Insurance loan 2 was amounted to $56,889. The funds from Insurance Loan 1 and 2 were exclusively allocated towards the payment of the Directors and Officers (D&O) insurance as indicated on Note 5.  For the three and nine months ended March 31, 2024, interest expenses pertained to the Insurance loan 1 and 2 amounted to $495 and $3,265, respectively. For the three and nine months ended March 31, 2023, interest expenses related to the insurance loan amounted to $1,301.

Loans from third parties

The Company entered into a loan agreement with Agtiq Solutions Sdn Bhd, a third party (the “Agtiq Loan Agreement”) dated June 27, 2022, pursuant to which Agtiq Solutions Sdn Bhd provided the Company with a revolving loan facility to borrow up to RM 3,000,000 (approximately $0.7 million) bearing interest at 3.5% per annum, which is payable on demand. As of June 30, 2022, the Company had balance outstanding from this facility amounted to $668,923. On July 12, 2022, the Company repaid the remaining balance in full.

The Company entered into a loan agreement with Technovative Hub Sdn Bhd, a third party (the “Technovative Loan Agreement”) date June 27, 2022, pursuant to which Technovative Hub Sdn Bhd provided the Company with a revolving loan facility to borrow up to RM 4,000,000 (approximately $1.0 million) bearing interest at 3.5% per annum, which is payable on demand. As of June 30, 2022, the Company had balance outstanding form this facility amounted to $748,724. In July 2022, the Company had withdrew additional $567,215 from this facility under the Technovative Loan Agreement and repaid the remaining balance in full on July 18, 2022.

For the three and nine months ended March 31, 2024, interest expenses related to the aforementioned loans from third parties amounted to $0. For the three and nine months ended March 31, 2023, interest expenses related to the aforementioned loans from third parties amounted to $0 and $2,515, respectively.

Convertible notes

The Company evaluated the convertible notes agreement under ASC 815 Derivatives and Hedging (“ASC 815”). ASC 815 generally requires the analysis embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. None of the embedded terms required bifurcation and liability classification.

On November 13, 2020, the Company issue a convertible note, to an accredited investor, in the aggregate principal amount of $2,123,600. Pursuant to the agreement, the note bear an interest rate of 13.33% per annum, payable (i) on December 31, 2020; (ii) during calendar year 2021, monthly on the last day of each month and (iii) during calendar years 2022 and 2023 until the Maturity Date, semiannually on each June 30 and December 31; provided that for calendar year 2023 the final interest payment date shall be the Maturity Date. The Company evaluated the convertible notes agreement under ASC 815, which generally requires the analysis embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. None of the embedded terms in the convertible notes required bifurcation and liability classification. However, the Company was required to determine if the debt contained a beneficial conversion feature (“BCF”), which is based on the intrinsic value on the date of issuance. The Company evaluated the convertible notes for a beneficial conversion feature in accordance with ASC 470-20 “Debt with Conversion and Other Options”. The Company determined that the conversion price ($4.00) was below the market price ($5.48) as per an enterprise per share value appraised from an independent third party, and the convertible notes contained a beneficial conversion feature.

In addition, notes issuance costs in connection with this note amounted $212,360 and reduced the carrying value of the convertible notes as a debt discount. The carrying value, net of debt discount, will be accreted over the term of the convertible notes from date of issuance to date of maturity using effective interest rate method. For the three and nine months ended March 31, 2024, amortization of debt discount amounted to $0. For the three and nine months ended March 31, 2023, amortization of debt discount amounted to $0 and $46,296, respectively.

Upon completion of the Company’s Offering on August 15, 2022, the above mentioned convertible note balance, net of unamortized discount amounted to $1,877,620 was converted into 7,585 (530,900 pre reverse split) shares of the Company’s common stock. Meanwhile, additional 228 (15,927 pre reverse split) shares of common stock were issued to this accredited investor as success fees.

On January 3, 2022, the Company had entered into a loan agreement (the “Tophill Loan Agreement 1”) with a third party to borrow up to approximately $4.8 million with up to 3.5% per annum interest rate. The loan is due on demand together with interest accrued thereon. On March 14, 2022, the Company and above mentioned third party had made amendment to the Tophill Loan Agreement 1. Pursuant to the amendment, the aggregate outstanding principal amount of all Loans plus any accrued and unpaid interest (“Loan balance”) thereon as of the closing date of the IPO shall automatically converted into a number of shares of the Company’s common stock equal to the Loan balance divided by 80% of the public offering price of the Company’s common stock in the IPO; and the loan agreement shall terminate and no additional amounts under the loan agreement will be available to the Company and after taking into consideration the conversion of the Loan balance, no amount under any loan shall be outstanding. In addition, the Company entered into another Loan Agreement (the “Tophill Loan Agreement 2”) dated May 13, 2022 with Tophill, pursuant to which Tophill provided the company with a revolving loan facility to borrow up to RM 50,000,000 (approximately $11.9 million) bearing interest at 3.5% per annum, which is payable on demand. Meanwhile, the agreement provides that (i) all principal and accrued and unpaid interest outstanding under the Tophill Loan Agreement 2 on the closing of the Company’s initial public offering will automatically be converted into shares of the Company’s common stock at a conversion price that is equal to 80% of the initial public offering price and (ii) the Tophill Loan Agreement 2 terminates on the closing date of the Company’s initial public offering. The Company evaluated the loan agreement under ASC 815, which generally requires the analysis embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. None of the embedded terms in the loan required bifurcation and liability classification. However, the Company was required to determine if the debt contained a beneficial conversion feature (“BCF”), which is based on the intrinsic value on the date of issuance. The Company evaluated the loan for a beneficial conversion feature in accordance with ASC 470-20 “Debt with Conversion and Other Options”. The Company determined that the conversion price ($4.38) was below the market price ($5.48) as per an enterprise per share value appraised from an independent third party, and the loan contained a beneficial conversion feature. The carrying value, net of debt discount, will be accreted over the term of the loan from date of issuance to the date of maturity using effective interest rate method, recorded as current liabilities.

For the three and nine months ended March 31, 2024, amortization of debt discount amounted to $0 pertained to aforementioned convertible notes, respectively. For the three and nine months ended March 31, 2023, amortization of debt discount amounted to $0 and $999,904 pertained to aforementioned convertible notes. respectively.

Upon completion of the Company’s Offering on August 15, 2022, the remaining principal and accrued interest balance related to Tophill Loan Agreement 1 and Agreement 2 amounted to $8,639,307 was converted into 39,384 (2,756,879 pre reverse split) shares of the Company’s common stock.

In May, June, July, September, October, and December 2021, the Company issued various batches of convertible notes to 10 accredited investors which included 5 third parties in the aggregate principal amount of $3,580,488 and 5 related parties in the aggregate principal amount of $2,437,574. Pursuant to the agreement, the maturity date is 36 months after the issuance, provided that if an IPO listing is not successful, the accredited investors should be entitled to require the Company to redeem the convertible notes at the subscription/conversion of $6.90 per share along with interest payable at the rate of 12.0% per annum. The Company also evaluated the convertible notes agreement under ASC 815 and determined none of the embedded terms in the convertible notes required bifurcation and liability classification. However, the Company was required to determine if the debt contained a BCF and determined that the conversion price ($6.90) was above the market price ($5.48) as per an enterprise per share value appraised from an independent third party, and the convertible notes do not contain a beneficial conversion feature. As a result, the Company record the proceeds received from these convertible notes as a liability in its entirely. Upon completion of the Company’s Offering on August 15, 2022, the balance of these convertible notes amounted to $6,018,062 was converted into 12,460 (872,183 pre reverse split) shares of common stock, among which, $2,437,574 was converted into 5,047 (353,272 pre reverse split) shares of common stock are belonged to the related parties.

On February 28, 2023, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with YA II PN, Ltd., (“YA II PN”), a third party. Pursuant to the Securities Purchase agreement, YA II PN agreed to purchase two unsecured convertible notes, in the aggregate principal amount of up to $5,500,000.00 in a private placement (the “Private Placement”) for a purchase price with respect to each convertible note of 92% of the initial principal amount of such convertible notes. The convertible notes   accrue or will accrue interest at 4.0% per annum and has a 12-month term after disbursement. The conversion price, as of any conversion date or other date of determination, is the lower of (i) $1.6204 per share of Common Stock (the “Fixed Conversion Price”) or (ii) 93% of the lowest volume-weighted average price (“VWAP”) of the common shares on the primary market during the 10 consecutive trading days immediately preceding the date on which YA II PN exercises its conversion right in accordance with the requirements of the applicable convertible debenture or other date of determination, but not lower than $0.25 per share (the “Floor Price”). The conversion price will be subject to adjustment to give effect to any stock dividend, stock split or recapitalization.

YA II PN may not during any calendar month convert more than an aggregate of the greater of (a) 25% of the aggregate dollar value traded on the Primary Market during such calendar month or (b) $1,100,000 of principal amount of the Convertible Debentures (plus accrued and unpaid Interest) utilizing the variable conversion price. This limitation shall not apply (i) at any time upon the occurrence and during the continuance of an Event of Default, and (ii) with respect to any conversions utilizing the Fixed Conversion Price. This limitation may be waived with the consent of the Company. Notwithstanding anything to the contrary contained above, the Company shall not issue more than 49,370 (3,455,894 pre reverse split) shares of Common Stock (the “Exchange Cap”) pursuant to the terms of the Convertible, except that such limitation shall not apply in the event that the Company (A) obtains the approval of its stockholders as required by the applicable rules of the Nasdaq Stock Market for issuances of shares of Common Stock in excess of such amount or (B) obtains a written opinion from outside counsel to the Company that such approval is not required, which opinion shall be reasonably satisfactory to the holder of the Convertible Debentures. It is a closing condition to the purchase by the Buyer of the $3,500,000 Convertible Debenture that such shareholder approval be obtained.

As of June 30, 2023, YA II PN purchased two unsecured convertible notes consist of $2,000,000 (“Tranche 1”) and $3,500,000 (“Tranche 2”) in principal amount. The Company evaluated the Securities Purchase Agreement under ASC 815, which generally requires the analysis embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. None of the embedded terms in the convertible notes required bifurcation and liability classification. However, the Company was required to determine if the debt contained a beneficial conversion feature (“BCF”), which is based on the intrinsic value on the date of issuance. The Company evaluated the convertible notes for a beneficial conversion feature in accordance with ASC 470-20 “Debt with Conversion and Other Options”. The Company determined that the conversion price of Tranche 1 ($1.55) and Tranche 2 ($1.30), was below the market price of Tranche 1 ($1.56) and Tranche 2 ($1.38) as per stock price listed in the stock market on February 28, 2023, and June 14, 2023, respectively, therefore, the convertible notes contained a beneficial conversion feature. For the nine months ended March 31, 2024, $1,782,710 of these convertible notes along with $28,360 accrued interest was converted into 40,322 (2,822,472 pre reverse split) shares of common stock.

On September 28, 2023, a Floor Price trigger event occurred as the Company’s daily VWAP is less than the Floor Price. According to the Securities Purchase Agreement, the Company was obligate to make monthly payments starting on the 10th day after the Trigger Date, consisting of the lesser of $1,000,000 or the outstanding principal amount (the “Triggered Principal Amount”), a 7% redemption premium on the Triggered Principal Amount, and accrued unpaid interest. For the nine months ended March 31, 2024, the Company has remit $284,790 redemption premium to YA II PN as a result of Floor Price triggering event.

In December and October 2023, the Company has collectively repaid $3,367,290 principal balance pertained to above mentioned convertible notes.

In addition, 8% of purchase discount in connection with above mentioned convertible notes amounted to $440,000 reduced the carrying value of the convertible note as a debt discount. The carrying value, net of debt discount, will be accreted over the term of the convertible note from date of issuance to date of maturity using effective interest rate method. For the three and nine months ended March 31, 2024, amortization of debt discount were amounted to $0 and $358,284, respectively pertained to convertible notes from YA II PN.  As of March 31, 2024 and June 30, 2023, the convertible notes payable, net from YA II PN was amounted to $0 and $4,791,716, respectively.

The Company has convertible notes payable, net of unamortized discounts as follows:

	Face value of convertible notes payable	Unamortized debt discounts	Convertible notes payable, net of unamortized discounts	Third parties	Related parties
June 30, 2022 balance	14,108,876	(717,260)	13,391,616	10,954,042	2,437,574
Issuance of convertible notes	8,172,093	(1,189,074)	6,983,019	6,983,019	-
Amortization of debt discounts	-	1,290,050	1,290,050	1,290,050	-
Conversion	(17,130,969)	245,980	(16,884,989)	(14,447,415)	(2,437,574)
Exchange rate effect	-	12,020	12,020	12,020	-
June 30, 2023 balance	$5,150,000	$(358,284)	$4,791,716	$4,791,716	$-
Amortization of debt discounts	-	330,351	330,351	330,351	-
Repayments	(3,367,290)	-	(3,367,290)	(3,367,290)	-
Conversion	(1,782,710)	27,933	(1,754,777)	(1,754,777)	-
March 31, 2024 balance	$-	$-	$-	$-	$-

For three and nine months ended March 31, 2024, interest expenses related to the aforementioned convertible notes amounted to $0 and $66,672, respectively.

For the three and nine months ended March 31, 2023, interest expenses related to the aforementioned convertible notes amounted to $0 and $20,464.

Note 8 – Loans and notes

Insurance loan

On February 28, 2023, the Company entered into a loan agreement with First Insurance Funding, a third party (the “Premium Finance Agreement”), pursuant to which First Insurance Funding provided the Company with a short-term loan amounted to $264,563 with interest rate of 5.9% per annum to be due in ten equal monthly instalments of $27,177. Meanwhile, the loan is strictly used to pay for the D&O Insurance as indicated on Note 5.  For the years ended June 30, 2023 and 2022, interest expenses pertained to the insurance loan amounted to $4,437 and $0, respectively.

Loans from third parties

The Company entered into a loan agreement with Agtiq Solutions Sdn Bhd, a third party (the “Agtiq Loan Agreement”) dated June 27, 2022, pursuant to which Agtiq Solutions Sdn Bhd provided the Company with a revolving loan facility to borrow up to RM 3,000,000 (approximately $0.7 million) bearing interest at 3.5% per annum, which is payable on demand. As of June 30, 2022, the Company had balance outstanding from this facility amounted to $668,923. On July 12, 2022, the Company repaid the remaining balance in full.

The Company entered into a loan agreement with Technovative Hub Sdn Bhd, a third party (the “Technovative Loan Agreement”) date June 27, 2022, pursuant to which Technovative Hub Sdn Bhd provided the Company with a revolving loan facility to borrow up to RM 4,000,000 (approximately $1.0 million) bearing interest at 3.5% per annum, which is payable on demand. As of June 30, 2022, the Company had balance outstanding form this facility amounted to $748,724. In July 2022, the Company had withdrew additional $567,215 from this facility under the Technovative Loan Agreement and repaid the remaining balance in full on July 18, 2022.

For the years ended June 30, 2023 and 2022, interest expenses related to the aforementioned loans from third parties amounted to $2,515 and $0, respectively.

Senior note

On June 30, 2021, the Company issued a 12% Redeemable Senior Note in the principal amount of $65,000 to Yong Kim Fong, a Malaysian citizen (the “Fong Note”). The Fong Note bears interest at 12.0% per annum and is due on the earlier of (x) the date on which our common stock is listed on Nasdaq and (y) July 1, 2024. The Fong Note is pre-payable in full, but not in part. As of June 30, 2022, the balance of the Fong Note amounted to $65,000. On September 1, 2022, the Company fully repaid the balance.

Convertible notes

The Company evaluated the convertible notes agreement under ASC 815 Derivatives and Hedging (“ASC 815”). ASC 815 generally requires the analysis embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. None of the embedded terms required bifurcation and liability classification.

On November 13, 2020, the Company issue a convertible note, to an accredited investor, in the aggregate principal amount of $2,123,600. Pursuant to the agreement, the note bear an interest rate of 13.33% per annum, payable (i) on December 31, 2020; (ii) during calendar year 2021, monthly on the last day of each month and (iii) during calendar years 2022 and 2023 until the Maturity Date, semiannually on each June 30 and December 31; provided that for calendar year 2023 the final interest payment date shall be the Maturity Date. The Company evaluated the convertible notes agreement under ASC 815, which generally requires the analysis embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. None of the embedded terms in the convertible notes required bifurcation and liability classification. However, the Company was required to determine if the debt contained a beneficial conversion feature (“BCF”), which is based on the intrinsic value on the date of issuance. The Company evaluated the convertible notes for a beneficial conversion feature in accordance with ASC 470-20 “Debt with Conversion and Other Options”. The Company determined that the conversion price ($4.00) was below the market price ($5.48) as per an enterprise per share value appraised from an independent third party, and the convertible notes contained a beneficial conversion feature.

In addition, notes issuance costs in connection with this note amounted $212,360 and reduced the carrying value of the convertible notes as a debt discount. The carrying value, net of debt discount, will be accreted over the term of the convertible notes from date of issuance to date of maturity using effective interest rate method. For the years ended June 30, 2023 and 2022, amortization of debt discount amounted to $46,296 and 466,232, respectively.

As of June 30, 2022, convertible note balance from this accredited investor, net of unamortized discounts of $292,276 was amounted to $1,831,324. Upon completion of the Company’s Offering on August 15, 2022, the above mentioned convertible note balance, net of unamortized discount amounted to $1,877,620 was converted into 530,900 shares of the Company’s common stock. Meanwhile, additional 15,927 shares of common stock were issued to this accredited investor as success fees.

On January 3, 2022, the Company had entered into a loan agreement (the “Tophill Loan Agreement 1”) with a third party to borrow up to approximately $4.8 million with up to 3.5% per annum interest rate. The loan is due on demand together with interest accrued thereon. On March 14, 2022, the Company and above mentioned third party had made amendment to the Tophill Loan Agreement 1. Pursuant to the amendment, the aggregate outstanding principal amount of all Loans plus any accrued and unpaid interest (“Loan balance”) thereon as of the closing date of the IPO shall automatically converted into a number of shares of the Company’s common stock equal to the Loan balance divided by 80% of the public offering price of the Company’s common stock in the IPO; and the loan agreement shall terminate and no additional amounts under the loan agreement will be available to the Company and after taking into consideration the conversion of the Loan balance, no amount under any loan shall be outstanding. In addition, the Company entered into another Loan Agreement (the “Tophill Loan Agreement 2”) dated May 13, 2022 with Tophill, pursuant to which Tophill provided the company with a revolving loan facility to borrow up to RM 50,000,000 (approximately $11.9 million) bearing interest at 3.5% per annum, which is payable on demand. Meanwhile, the agreement provides that (i) all principal and accrued and unpaid interest outstanding under the Tophill Loan Agreement 2 on the closing of the Company’s initial public offering will automatically be converted into shares of the Company’s common stock at a conversion price that is equal to 80% of the initial public offering price and (ii) the Tophill Loan Agreement 2 terminates on the closing date of the Company’s initial public offering. The Company evaluated the loan agreement under ASC 815, which generally requires the analysis embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. None of the embedded terms in the loan required bifurcation and liability classification. However, the Company was required to determine if the debt contained a beneficial conversion feature (“BCF”), which is based on the intrinsic value on the date of issuance. The Company evaluated the loan for a beneficial conversion feature in accordance with ASC 470-20 “Debt with Conversion and Other Options”. The Company determined that the conversion price ($4.38) was below the market price ($5.48) as per an enterprise per share value appraised from an independent third party, and the loan contained a beneficial conversion feature. The Company recognized the intrinsic value of embedded conversion feature of $537,383 and $1,231,610 in the additional paid-in capital and reduced the carrying value of the loan as a debt discount for years ended June 30, 2023 and 2022, respectively. The carrying value, net of debt discount, will be accreted over the term of the loan from date of issuance to the date of maturity using effective interest rate method, recorded as current liabilities. As of June 30, 2022, the convertible note balance from Tophill Loan Agreement 1 and Agreement 2, net of unamortized discounts of $424,984, was amounted to $5,542,231 while for the year ended June 30, 2022, amortization of debt discount for the loan amounted to $800,629. For the year June 30, 2023, the Company has issued additional convertible note amounted to $2,672,092 pertained to Tophill Loan Agreement 2 while amortization of debt discount amounted to $950,360 pertained to aforementioned convertible notes. Upon completion of the Company’s Offering on August 15, 2022, the remaining principal and accrued interest balance related to Tophill Loan Agreement 1 and Agreement 2 amounted to $8,639,307 was converted into 2,756,879 shares of the Company’s common stock.

In May, June, July, September, October, and December 2021, the Company issued various batches of convertible notes to 10 accredited investors which included 5 third parties in the aggregate principal amount of $3,580,488 and 5 related parties in the aggregate principal amount of $2,437,574 (see Note 10). Pursuant to the agreement, the maturity date is 36 months after the issuance, provided that if an IPO listing is not successful, the accredited investors should be entitled to require the Company to redeem the convertible notes at the subscription/conversion of $6.90 per share along with interest payable at the rate of 12.0% per annum. The Company also evaluated the convertible notes agreement under ASC 815 and determined none of the embedded terms in the convertible notes required bifurcation and liability classification. However, the Company was required to determine if the debt contained a BCF and determined that the conversion price ($6.90) was above the market price ($5.48) as per an enterprise per share value appraised from an independent third party, and the convertible notes do not contain a beneficial conversion feature. As a result, the Company record the proceeds received from these convertible notes as a liability in its entirely. As of June 30, 2022, the convertible note balance from these 10 accredited investors amounted to $6,018,062. Upon completion of the Company’s Offering on August 15, 2022, the balance of these convertible notes amounted to $6,018,062 was converted into 872,183 shares of common stock, among which, $2,437,574 was converted into 353,272 shares of common stock are belonged to the related parties.

On February 28, 2023, The Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with YA II PN, Ltd., (“YA II PN”), a third party. Pursuant to the Securities Purchase agreement, YA II PN agreed to purchase two unsecured convertible notes, in the aggregate principal amount of up to $5,500,000.00 in a private placement (the “Private Placement”) for a purchase price with respect to each convertible note of 92% of the initial principal amount of such convertible notes. The convertible notes   accrue or will accrue interest at 4.0% per annum and has a 12-month term after disbursement. The conversion price, as of any conversion date or other date of determination, is the lower of (i) $1.6204 per share of Common Stock (the “Fixed Conversion Price”) or (ii) 93% of the lowest volume-weighted average price (“VWAP”) of the common shares on the primary market during the 10 consecutive trading days immediately preceding the date on which YA II PN exercises its conversion right in accordance with the requirements of the applicable convertible debenture or other date of determination, but not lower than $0.25 per share (the “Floor Price”). The conversion price will be subject to adjustment to give effect to any stock dividend, stock split or recapitalization.

YA II PN may not during any calendar month convert more than an aggregate of the greater of (a) 25% of the aggregate dollar value traded on the Primary Market during such calendar month or (b) $1,100,000 of principal amount of the Convertible Debentures (plus accrued and unpaid Interest) utilizing the variable conversion price. This limitation shall not apply (i) at any time upon the occurrence and during the continuance of an Event of Default, and (ii) with respect to any conversions utilizing the Fixed Conversion Price. This limitation may be waived with the consent of the Company. Notwithstanding anything to the contrary contained above, the Company shall not issue more than 3,455,894 shares of Common Stock (the “Exchange Cap”) pursuant to the terms of the Convertible, except that such limitation shall not apply in the event that the Company (A) obtains the approval of its stockholders as required by the applicable rules of the Nasdaq Stock Market for issuances of shares of Common Stock in excess of such amount or (B) obtains a written opinion from outside counsel to the Company that such approval is not required, which opinion shall be reasonably satisfactory to the holder of the Convertible Debentures. It is a closing condition to the purchase by the Buyer of the $3,500,000 Convertible Debenture that such shareholder approval be obtained.

As of June 30, 2023, YA II PN purchased two unsecured convertible notes consist of $2,000,000 (“Tranche 1”) and $3,500,000 (“Tranche 2”) in principal amount. The Company evaluated the Securities Purchase Agreement under ASC 815, which generally requires the analysis embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. None of the embedded terms in the convertible notes required bifurcation and liability classification. However, the Company was required to determine if the debt contained a beneficial conversion feature (“BCF”), which is based on the intrinsic value on the date of issuance. The Company evaluated the convertible notes for a beneficial conversion feature in accordance with ASC 470-20 “Debt with Conversion and Other Options”. The Company determined that the conversion price of Tranche 1 ($1.55) and Tranche 2 ($1.30),   was below the market price of Tranche 1 ($1.56) and Tranche 2 ($1.38) as per stock price listed in the stock market on February 28, 2023, and June 14, 2023, respectively, therefore, the convertible notes contained a beneficial conversion feature. In June 2023, $350,000 of these convertible notes along with $28,953 accrued interest was converted into 327,523 shares of common stock.

In addition, 8% of purchase discount in connection with above mentioned convertible notes amounted to $440,000 reduced the carrying value of the convertible note as a debt discount. The carrying value, net of debt discount, will be accreted over the term of the convertible note from date of issuance to date of maturity using effective interest rate method. For the years ended June 30, 2023 and 2022, amortization of debt discount were amounted to $293,395 and $0, respectively pertained to convertible notes from YA II PN.

The Company has convertible notes payable, net of unamortized discounts as follows:

	Face value of convertible notes payable	Unamortized debt discounts	Convertible notes payable, net of unamortized discounts	Third parties	Related parties
June 30, 2021 balance	$5,733,961	$(758,508)	$4,975,453	$3,575,453	$1,400,000
Issuance of convertible notes	8,374,915	(1,231,610)	7,143,305	6,105,731	1,037,574
Amortization of debt discounts	-	1,266,861	1,266,861	1,266,861	-
Exchange rate effect	-	5,997	5,997	5,997	-
June 30, 2022 balance	14,108,876	(717,260)	13,391,616	10,954,042	2,437,574
Issuance of convertible notes	8,172,093	(1,189,074)	6,983,019	6,983,019	-
Amortization of debt discounts	-	1,290,050	1,290,050	1,290,050	-
Conversion	(17,130,969)	245,980	(16,884,989)	(14,447,415)	(2,437,574)
Exchange rate effect	-	12,020	12,020	12,020	-
June 30, 2023 balance	$5,150,000	$(358,284)	$4,791,716	$4,791,716	$-

For years ended June 30, 2023 and 2022, interest expenses related to the aforementioned convertible notes amounted to $85,184 and $340,277.